Right to use asset (Details) - Schedule of right to use asset - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of right to use asset [Abstract]
Current	$ 46
Non-current	225
Total Right to use asset	$ 271